Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 23,915,856	$ 16,117,949
Security deposit	93,475	33,700
Short-term investments	957,729	2,319,247
Interest receivable	3,825	12,594
Prepaid expenses and other current assets, net	5,053,824	5,212,285
Total current assets	30,024,709	23,695,775
Non-current assets:
Operating right-of-use assets, net	238,330	556,104
Property and equipment, net	2,257,794	4,758,279
Intangible assets, net	3,139,896	705,309
Security deposit		57,300
Prepayments for long-term asset		120,000
Long term equity investments		160,000
Deferred tax assets	30,584	342,369
Total non-current assets	5,666,604	6,699,361
TOTAL ASSETS	35,691,313	30,395,136
Current liabilities:
Convertible Note	7,500,000	9,000,000
Interest payable	419,005	423,131
Accrued expenses and other current liabilities	2,466,436	1,588,562
Operating lease liabilities	282,279	352,178
Total current liabilities	11,577,295	12,280,090
Non-current liabilities:
Operating lease liabilities		282,279
Deferred tax liabilities	25,200
Total non-current liabilities	25,200	282,279
TOTAL LIABILITIES	11,602,495	12,562,369
Commitments and contingencies
Shareholders’ equity:
Ordinary shares ($0.004 par value, 1,000,000,000 shares authorized as of December 31, 2023 and 2024, and 60,819,897 and 62,299,897 shares issued and outstanding as of December 31, 2023 and December 31, 2024, respectively)	249,218	243,298
Additional paid-in capital	703,098,695	693,093,915
Accumulated deficit	(680,448,810)	(676,677,485)
Accumulated other comprehensive income	1,189,715	1,173,039
Total shareholders’ equity	24,088,818	17,832,767
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	35,691,313	30,395,136
Related Party [Member]
Current assets:
Amounts due from related parties
Current liabilities:
Amounts due to related parties	$ 909,575	$ 916,219